Entity-Wide Disclosures - Summary of Net Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Geographic Areas Long Lived Assets [Line Items]
Long-Lived Assets	$ 1,483,826	$ 356,478
US
Geographic Areas Long Lived Assets [Line Items]
Long-Lived Assets	1,266,000	347,856
International
Geographic Areas Long Lived Assets [Line Items]
Long-Lived Assets	$ 217,826	$ 8,622